Quarterly Report
March 31, 2024
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
CGS-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 1.4%
General Dynamics Corp.	18,292	$5,167,307
Honeywell International, Inc.	2,811	576,958
		$5,744,265
Airlines – 0.5%
United Airlines Holdings, Inc. (a)	44,359	$2,123,909
Apparel Manufacturers – 0.3%
Deckers Outdoor Corp. (a)	466	$438,627
Skechers USA, Inc., “A” (a)	10,365	634,960
		$1,073,587
Automotive – 0.5%
Aptiv PLC (a)	14,004	$1,115,419
Tesla, Inc. (a)	5,042	886,333
		$2,001,752
Biotechnology – 0.6%
Biogen, Inc. (a)	12,128	$2,615,161
Broadcasting – 1.1%
Netflix, Inc. (a)	819	$497,403
Omnicom Group, Inc.	42,664	4,128,169
		$4,625,572
Brokerage & Asset Managers – 1.4%
Bank of New York Mellon Corp.	87,295	$5,029,938
Citigroup, Inc.	7,249	458,427
TPG, Inc.	13,565	606,355
		$6,094,720
Business Services – 1.9%
Accenture PLC, “A”	4,522	$1,567,370
Fiserv, Inc. (a)	8,541	1,365,023
Verisk Analytics, Inc., “A”	21,112	4,976,732
		$7,909,125
Chemicals – 0.2%
Eastman Chemical Co.	4,768	$477,849
PPG Industries, Inc.	2,496	361,670
		$839,519
Computer Software – 10.8%
Adobe Systems, Inc. (a)	13,034	$6,576,956
Autodesk, Inc. (a)	1,499	390,369
Microsoft Corp.	73,330	30,851,398
Palo Alto Networks, Inc. (a)	16,884	4,797,251
Salesforce, Inc.	9,393	2,828,984
		$45,444,958
Computer Software - Systems – 5.2%
Apple, Inc.	128,230	$21,988,880
Construction – 0.3%
Masco Corp.	18,160	$1,432,461

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.7%
Colgate-Palmolive Co.	33,046	$2,975,792
Kimberly-Clark Corp.	33,168	4,290,281
		$7,266,073
Consumer Services – 1.8%
Booking Holdings, Inc.	2,098	$7,611,292
Electrical Equipment – 0.5%
TE Connectivity Ltd.	14,397	$2,091,020
Electronics – 11.4%
Applied Materials, Inc.	32,626	$6,728,460
Broadcom, Inc.	381	504,981
Corning, Inc.	18,842	621,033
Lam Research Corp.	7,956	7,729,811
NVIDIA Corp.	29,952	27,063,429
NXP Semiconductors N.V.	20,478	5,073,834
		$47,721,548
Energy - Independent – 4.1%
ConocoPhillips	4,518	$575,051
EOG Resources, Inc.	7,867	1,005,717
Marathon Petroleum Corp.	16,685	3,362,027
Phillips 66	40,846	6,671,786
Valero Energy Corp.	32,655	5,573,882
		$17,188,463
Entertainment – 0.3%
Spotify Technology S.A. (a)	5,195	$1,370,960
Food & Beverages – 1.3%
General Mills, Inc.	20,662	$1,445,720
Mondelez International, Inc.	14,698	1,028,860
PepsiCo, Inc.	16,379	2,866,489
		$5,341,069
Gaming & Lodging – 0.5%
Ryman Hospitality Properties, Inc., REIT	16,880	$1,951,497
Health Maintenance Organizations – 2.2%
Cigna Group	19,389	$7,041,891
Humana, Inc.	4,403	1,526,608
UnitedHealth Group, Inc.	1,515	749,471
		$9,317,970
Insurance – 5.2%
Ameriprise Financial, Inc.	13,997	$6,136,845
Berkshire Hathaway, Inc., “B” (a)	5,454	2,293,516
Corebridge Financial, Inc.	199,114	5,720,545
Equitable Holdings, Inc.	78,792	2,994,884
Hartford Financial Services Group, Inc.	18,363	1,892,307
MetLife, Inc.	16,237	1,203,324
Reinsurance Group of America, Inc.	9,080	1,751,350
		$21,992,771

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 7.5%
Alphabet, Inc., “A” (a)	64,054	$9,667,670
Alphabet, Inc., “C” (a)	46,256	7,042,939
Meta Platforms, Inc., “A”	30,609	14,863,118
		$31,573,727
Machinery & Tools – 1.6%
AGCO Corp.	11,713	$1,440,933
CNH Industrial N.V.	57,059	739,485
Eaton Corp. PLC	6,347	1,984,580
Ingersoll Rand, Inc.	12,419	1,179,184
Timken Co.	8,748	764,838
Wabtec Corp.	2,903	422,909
		$6,531,929
Major Banks – 3.8%
JPMorgan Chase & Co.	44,143	$8,841,843
Wells Fargo & Co.	123,045	7,131,688
		$15,973,531
Medical & Health Technology & Services – 2.3%
Cardinal Health, Inc.	10,352	$1,158,389
IQVIA Holdings, Inc. (a)	6,884	1,740,895
McKesson Corp.	12,323	6,615,602
		$9,514,886
Medical Equipment – 1.1%
Abbott Laboratories	5,908	$671,503
Align Technology, Inc. (a)	8,469	2,777,154
Boston Scientific Corp. (a)	7,499	513,607
Medtronic PLC	6,248	544,513
		$4,506,777
Natural Gas - Distribution – 0.1%
UGI Corp.	13,687	$335,879
Network & Telecom – 0.4%
Motorola Solutions, Inc.	4,332	$1,537,773
Other Banks & Diversified Financials – 3.1%
American Express Co.	4,807	$1,094,506
M&T Bank Corp.	14,423	2,097,681
Mastercard, Inc., “A”	3,210	1,545,840
Northern Trust Corp.	21,622	1,922,628
Visa, Inc., “A”	23,378	6,524,332
		$13,184,987
Pharmaceuticals – 6.8%
AbbVie, Inc.	38,904	$7,084,419
Eli Lilly & Co.	6,417	4,992,169
Johnson & Johnson	53,852	8,518,848
Organon & Co.	62,688	1,178,534
Pfizer, Inc.	129,244	3,586,521
Vertex Pharmaceuticals, Inc. (a)	7,471	3,122,953
		$28,483,444
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	3,459	$413,039

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.3%
CSX Corp.	152,180	$5,641,313
Real Estate – 1.6%
Brixmor Property Group, Inc., REIT	84,111	$1,972,403
Jones Lang LaSalle, Inc. (a)	6,434	1,255,209
Kimco Realty Corp., REIT	64,586	1,266,532
Prologis, Inc., REIT	18,546	2,415,060
		$6,909,204
Specialty Chemicals – 1.3%
Chemours Co.	112,939	$2,965,778
RPM International, Inc.	19,485	2,317,741
		$5,283,519
Specialty Stores – 10.0%
Amazon.com, Inc. (a)	97,577	$17,600,939
Builders FirstSource, Inc. (a)	30,458	6,352,016
Home Depot, Inc.	13,698	5,254,553
O'Reilly Automotive, Inc. (a)	5,313	5,997,740
Target Corp.	37,002	6,557,124
		$41,762,372
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc.	4,286	$699,561
Tobacco – 1.2%
Altria Group, Inc.	113,364	$4,944,938
Utilities - Electric Power – 3.5%
Duke Energy Corp.	5,071	$490,416
Edison International	35,298	2,496,628
PG&E Corp.	174,178	2,919,223
Vistra Corp.	124,152	8,647,187
		$14,553,454
Total Common Stocks		$415,596,905
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	1,795,767	$1,796,126

Other Assets, Less Liabilities – 0.5%		2,135,732
Net Assets – 100.0%		$419,528,763
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,796,126 and $415,596,905, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$415,596,905	$—	$—	$415,596,905
Mutual Funds	1,796,126	—	—	1,796,126
Total	$417,393,031	$—	$—	$417,393,031
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,118,963	$18,232,230	$17,554,777	$(497)	$207	$1,796,126
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$30,573	$—